Loans and Financing - Schedule of Non-Current Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Non-Current Liabilities [Line Items]
Non-current liabilities	R$ 329	R$ 669
2024 [Member]
Schedule of Non-Current Liabilities [Line Items]
Non-current liabilities		669
2025 [Member]
Schedule of Non-Current Liabilities [Line Items]
Non-current liabilities	311
2026 [Member]
Schedule of Non-Current Liabilities [Line Items]
Non-current liabilities	R$ 18